Investment Objectives and Goals	Dec. 31, 2025
Bond-Debenture Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
Developing Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital.
Dividend Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek current income and capital appreciation.
Fundamental Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.
Growth and Income Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.
Growth Opportunities Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is capital appreciation.
Mid Cap Stock Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
Short Duration Income Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek a high level of income consistent with preservation of capital.
Total Return Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.